Remuneration of directors and key management of the Company (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Remuneration of directors and key management of the Company
Wages	$ 308,868	$ 207,751	$ 179,949
Share-based payments - capital stock	572,110
Share-based payments - stock options	259,410
Remuneration of directors and key management	$ 1,140,388	$ 207,751	$ 179,949